May 2013
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report has been prepared by, or is based on information furnished to U.S. Bank Corporate Trust Services ("U.S. Bank") by, one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank has not independently verified information received from or prepared by any such third party. U.S. Bank shall not and does not undertake responsibility for the accuracy, completeness, or sufficiency of this report or the information contained herein for any purpose , and U.S. Bank makes no representations or warranties with respect thereto. The information in this report is presented here with the approval of the Issuer solely as a convenience for the user, and should not be relied upon without further investigation by any user contemplating an investment decision with respect to the related securities.
DATES
Ann Kelly
Assistant Vice President
312-332-7459
ann.kelly1@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.,
Payment Date:
May 10, 2013
Prior Payment:
Apr 12, 2013
Next Payment:
Jun 12, 2013
Record Date:
Apr 30, 2013
Determination Date:
May 7, 2013
First Payment Date:
Dec 12, 2012
Closing Date:
Nov 29, 2012
Cut-off Date:
Nov 6, 2012
Final Distribution Date:
Nov 10, 2045
- Statement to Certificateholders
* Payment Detail
* Factor Detail
* Principal Detail
* Interest Detail
* Reconciliation of Funds
* Additional Reconciliation Detail
* Ratings
* Historical Bond/Collateral Realized Loss Reconciliation

- Historical Delinquency & Liquidation Summary

- REO Status Report

- Historical Liquidation Loss Loan Detail

- Interest Shortfall Reconciliation

- Appraisal Reduction Report

- Loan Level Detail

- Historical Loan Modification Report

- Material Breaches and Document Defects

- Mortgage Loan Characteristics

May 2013
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
0.66200%
72,318,000.00
66,650,533.84
1,172,392.80
36,768.88
1,209,161.68
0.00
65,478,141.04
A-2
1.76200%
202,504,000.00
202,504,000.00
0.00
297,343.37
297,343.37
0.00
202,504,000.00
A-3
2.77300%
607,410,000.00
607,410,000.00
0.00
1,403,623.28
1,403,623.28
0.00
607,410,000.00
A-AB
2.36800%
90,017,000.00
90,017,000.00
0.00
177,633.55
177,633.55
0.00
90,017,000.00
X-A
2.40287%
1,083,364,000.00
1,077,696,533.84
0.00
2,157,967.28
2,157,967.28
0.00
1,076,524,141.04
X-B
0.40498%
305,564,224.00
305,564,224.00
0.00
103,122.50
103,122.50
0.00
305,564,224.00
A-S
3.12400%
111,115,000.00
111,115,000.00
0.00
289,269.38
289,269.38
0.00
111,115,000.00
B
3.74700%
90,280,000.00
90,280,000.00
0.00
281,899.30
281,899.30
0.00
90,280,000.00
C
4.44800%
57,293,000.00
57,293,000.00
0.00
212,366.05
212,366.05
0.00
57,293,000.00
D
4.85770%
57,293,000.00
57,293,000.00
0.00
231,926.86
231,926.86
0.00
57,293,000.00
E
4.85770%
27,779,000.00
27,779,000.00
0.00
112,451.72
112,451.72
0.00
27,779,000.00
F
4.85770%
22,570,000.00
22,570,000.00
0.00
91,365.25
91,365.25
0.00
22,570,000.00
G
4.85770%
50,349,224.00
50,349,224.00
0.00
203,818.19
203,818.19
0.00
50,349,224.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,388,928,224.00
1,383,260,757.84
1,172,392.80
5,599,555.60
6,771,948.40
0.00
1,382,088,365.04
PAYMENT DETAIL

May 2013
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36192PAC0
0.92163132
16.21163196
0.50843328
16.72006524
0.00000000
0.90541969
A-2
36192PAF3
1.00000000
0.00000000
1.46833333
1.46833333
0.00000000
1.00000000
A-3
36192PAJ5
1.00000000
0.00000000
2.31083333
2.31083333
0.00000000
1.00000000
A-AB
36192PAM8
1.00000000
0.00000000
1.97333333
1.97333333
0.00000000
1.00000000
X-A
36192PAQ9
0.99476864
0.00000000
1.99191341
1.99191341
0.00000000
0.99368646
X-B
36192PAA4
1.00000000
0.00000000
0.33748223
0.33748223
0.00000000
1.00000000
A-S
36192PAT3
1.00000000
0.00000000
2.60333333
2.60333333
0.00000000
1.00000000
B
36192PAD8
1.00000000
0.00000000
3.12250000
3.12250000
0.00000000
1.00000000
C
36192PAG1
1.00000000
0.00000000
3.70666667
3.70666667
0.00000000
1.00000000
D
36192PAK2
1.00000000
0.00000000
4.04808367
4.04808367
0.00000000
1.00000000
E
36192PAN6
1.00000000
0.00000000
4.04808367
4.04808367
0.00000000
1.00000000
F
36192PAR7
1.00000000
0.00000000
4.04808367
4.04808367
0.00000000
1.00000000
G
36192PAU0
1.00000000
0.00000000
4.04808997
4.04808997
0.00000000
1.00000000
R
36192PAW6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

May 2013
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
66,650,533.84
1,172,392.80
0.00
0.00
65,478,141.04
0.00
A-2
202,504,000.00
0.00
0.00
0.00
202,504,000.00
0.00
A-3
607,410,000.00
0.00
0.00
0.00
607,410,000.00
0.00
A-AB
90,017,000.00
0.00
0.00
0.00
90,017,000.00
0.00
A-S
111,115,000.00
0.00
0.00
0.00
111,115,000.00
0.00
B
90,280,000.00
0.00
0.00
0.00
90,280,000.00
0.00
C
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
D
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
E
27,779,000.00
0.00
0.00
0.00
27,779,000.00
0.00
F
22,570,000.00
0.00
0.00
0.00
22,570,000.00
0.00
G
50,349,224.00
0.00
0.00
0.00
50,349,224.00
0.00
Totals:
1,383,260,757.84
1,172,392.80
0.00
0.00
1,382,088,365.04
0.00
PRINCIPAL DETAIL

May 2013
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Charges
Amount
Shortfall
A-1
36,768.88
0.00
0.00
0.00
0.00
36,768.88
0.00
A-2
297,343.37
0.00
0.00
0.00
0.00
297,343.37
0.00
A-3
1,403,623.28
0.00
0.00
0.00
0.00
1,403,623.28
0.00
A-AB
177,633.55
0.00
0.00
0.00
0.00
177,633.55
0.00
X-A
2,157,967.28
0.00
0.00
0.00
0.00
2,157,967.28
0.00
X-B
103,122.50
0.00
0.00
0.00
0.00
103,122.50
0.00
A-S
289,269.38
0.00
0.00
0.00
0.00
289,269.38
0.00
B
281,899.30
0.00
0.00
0.00
0.00
281,899.30
0.00
C
212,366.05
0.00
0.00
0.00
0.00
212,366.05
0.00
D
231,926.86
0.00
0.00
0.00
0.00
231,926.86
0.00
E
112,451.72
0.00
0.00
0.00
0.00
112,451.72
0.00
F
91,365.25
0.00
0.00
0.00
0.00
91,365.25
0.00
G
203,817.87
0.00
0.00
0.00
0.00
203,817.87
0.32
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
5,599,555.28
0.00
0.00
0.00
0.00
5,599,555.28
0.32
INTEREST DETAIL

Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
GS Mortgage Securities Trust 2012-GCJ9
Interest
Fees
Scheduled Interest
5,630,444.36
Master Servicing Fee
28,076.49
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,382.94
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,429.36
Net Prepayment Interest Excess
0.00
Other/Miscellaneous Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Fee Distributions
30,888.79
Interest Collections
5,630,444.36
Principal
Scheduled Principal
1,172,392.80
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,172,392.80
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
5,599,555.60
Principal Distribution
1,172,392.80
Prepayment Premium
0.00
Available Distribution Amount
6,771,948.40
Total Collections
6,802,837.16
Total Distributions
6,802,837.19
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
GS Mortgage Securities Trust 2012-GCJ9
P&I Advances
Controlling Class:
Current
Outstanding
Class G
Advance
Advance
Controlling Class Representative:
Principal
0.00
315,965.65
RREF CMBS AIV, LP
Interest
0.00
2,053,946.41
Total
0.00
2,369,912.06
Aggregate Realized Losses during Related Collection Period
0.00
Agg Add'l Trust Fund Expenses during Related Collection Period
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
Total
0.00
MISCELLANEOUS DETAIL

Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
GS Mortgage Securities Trust 2012-GCJ9
Serviced Whole
Outstanding
Beginning Stated
Ending Stated % of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance Principal Balance
Bal Remaining
Totals:
Totals:
Percentage Of Cut-Off Principal Balance Outstanding
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
GS Mortgage Securities Trust 2012-GCJ9
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
GS Mortgage Securities Trust 2012-GCJ9
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
ADDITIONAL LOAN DETAIL

May 2013
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DETAIL

May 2013
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period
REO ADDITIONAL DETAIL

May 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

Commercial Mortgage Pass-
Through Certificates, Series 2012-GCJ9
May 2013
GS Mortgage Securities Trust 2012-GCJ9
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

May 2013
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1)
(1)
(1)
May 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
April 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
March 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
February 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
January 2013
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
December 2012
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

May 2013
REO STATUS REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

May 2013
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

May 2013
INTEREST SHORTFALL RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

May 2013
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

May 2013
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
406100042
Mixed Use
Ge
06/06/2017
0
11,586,759.35
6.400
73,184.19
0.00
05/06/2013
0.00
0
61,856.46
0.00
406100045
Multifamily
Ca
07/06/2017
0
14,361,571.32
5.974
86,692.59
0.00
05/06/2013
0.00
0
71,571.96
0.00
406100046
Retail
De
08/06/2022
0
19,355,198.02
6.700
125,829.21
0.00
05/06/2013
0.00
0
108,165.15
0.00
406100048
Office
Ge
09/06/2022
0
15,848,466.35
5.000
85,891.46
0.00
05/06/2013
0.00
0
66,117.67
0.00
406100050
Mixed Use
Ca
09/06/2022
0
4,167,723.69
6.050
25,316.29
0.00
05/06/2013
0.00
0
21,033.86
0.00
406100053
Office
No
10/06/2022
0
24,831,685.64
6.000
149,887.63
0.00
05/06/2013
0.00
0
124,286.43
0.00
406100057
Retail
Il
10/06/2022
0
5,392,317.56
5.240
29,978.62
0.00
05/06/2013
0.00
0
23,574.42
0.00
406100058
Multifamily
No
10/06/2022
0
20,095,959.95
5.400
113,709.99
0.00
05/06/2013
0.00
0
90,536.10
0.00
406100059
Multifamily
Te
10/06/2022
0
17,872,424.19
5.750
105,043.11
0.00
05/06/2013
0.00
0
85,731.24
0.00
406100060
Retail
Al
10/06/2022
0
13,882,688.09
4.910
74,386.86
0.00
05/06/2013
0.00
0
56,874.98
0.00
406100061
Multifamily
XX
10/06/2022
0
50,633,345.33
5.680
295,358.15
0.00
05/06/2013
0.00
0
239,926.88
0.00
406100063
Self Storage
No
10/06/2022
0
5,455,245.39
5.060
29,727.20
0.00
05/06/2013
0.00
0
23,031.19
0.00
406100064
Lodging
Pe
11/06/2022
0
6,108,787.18
4.940
40,712.03
0.00
05/06/2013
0.00
0
25,211.65
0.00
406100066
Mixed Use
Ne
11/06/2022
0
80,336,593.40
4.270
399,420.28
0.00
05/06/2013
0.00
0
286,267.02
0.00
406100067
Office
Il
11/06/2022
0
26,301,512.11
4.750
138,236.54
0.00
05/06/2013
0.00
0
104,244.70
0.00
406100068
Office
Ca
11/06/2022
0
70,000,000.00
3.950
230,416.67
0.00
05/06/2013
0.00
0
230,416.67
0.00
406100069
Office
Ca
11/06/2022
0
129,000,000.00
3.954
425,055.00
0.00
05/06/2013
0.00
0
425,055.00
0.00
406100071
Self Storage
Te
11/06/2022
0
9,559,299.00
5.430
58,856.72
0.00
05/06/2013
0.00
0
43,326.10
0.00
550100001
Ne
09/06/2022
0
140,000,000.00
4.943
576,625.00
0.00
05/06/2013
0.00
0
576,625.00
0.00
550100003
Lodging
XX
11/06/2017
0
94,399,853.68
5.762
599,920.51
0.00
05/06/2013
0.00
0
453,985.22
0.00
550100009
Lodging
XX
10/06/2017
0
46,846,665.10
4.970
276,267.82
0.00
05/06/2013
0.00
0
194,362.50
0.00
550100011
Retail
Pe
11/06/2022
0
29,763,611.92
4.479
151,631.49
0.00
05/06/2013
0.00
0
111,243.43
0.00
550100013
Office
Wi
11/06/2022
0
25,298,471.88
4.463
128,644.75
0.00
05/06/2013
0.00
0
94,217.27
0.00
550100015
Office
Vi
10/06/2022
0
22,700,000.00
4.310
81,530.83
0.00
05/06/2013
0.00
0
81,530.83
0.00
550100017
Retail
No
10/06/2022
0
19,800,000.00
4.402
72,633.00
0.00
05/06/2013
0.00
0
72,633.00
0.00
550100020
Self Storage
XX
10/06/2022
0
18,200,000.00
4.600
69,766.67
0.00
05/06/2013
0.00
0
69,766.67
0.00
550100028
Retail
Te
10/06/2022
0
12,278,250.00
4.791
49,026.03
0.00
05/06/2013
0.00
0
49,026.03
0.00
550100031
Multifamily
Pe
08/06/2022
0
9,800,603.90
5.000
57,874.41
0.00
05/06/2013
0.00
0
40,906.55
0.00
550100033
Retail
No
11/06/2022
0
8,532,900.54
4.532
43,738.61
0.00
05/06/2013
0.00
0
32,269.24
0.00
550100034
Office
Il
10/06/2022
0
8,527,796.52
4.900
45,642.50
0.00
05/06/2013
0.00
0
34,865.84
0.00
550100035
Lodging
So
09/06/2022
0
8,185,758.78
4.800
47,558.75
0.00
05/06/2013
0.00
0
32,802.06
0.00
550100039
Mobile Home
Te
08/06/2022
0
7,750,457.24
5.200
42,995.38
0.00
05/06/2013
0.00
0
33,625.92
0.00
550100042
Multifamily
Co
09/06/2022
0
7,718,416.14
4.480
39,428.82
0.00
05/06/2013
0.00
0
28,854.90
0.00
550100043
Lodging
Ne
11/06/2022
0
7,490,255.64
5.100
50,577.43
0.00
05/06/2013
0.00
0
31,912.91
0.00
550100044
Lodging
Ne
11/06/2022
0
7,293,143.68
5.100
49,246.44
0.00
05/06/2013
0.00
0
31,073.10
0.00
550100045
Lodging
We
09/06/2022
0
6,906,414.63
4.990
40,880.53
0.00
05/06/2013
0.00
0
28,769.54
0.00
550100046
Self Storage
Ne
11/06/2017
0
6,398,902.04
4.450
32,489.86
0.00
05/06/2013
0.00
0
23,761.63
0.00
550100048
Retail
Te
09/06/2022
0
6,113,354.63
4.700
35,169.21
0.00
05/06/2013
0.00
0
23,987.77
0.00
550100050
Retail
Fl
10/01/2022
0
5,551,127.66
4.700
29,043.72
0.00
05/01/2013
0.00
0
21,770.40
0.00
550100053
Multifamily
Mi
09/06/2022
0
5,196,926.95
4.660
27,102.41
0.00
05/06/2013
0.00
0
20,208.17
0.00
550100055
Multifamily
Mi
10/06/2022
0
4,954,487.23
4.480
25,274.88
0.00
05/06/2013
0.00
0
18,521.96
0.00

May 2013
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
550100056
Lodging
So
09/06/2022
0
4,883,923.43
5.000
28,937.21
0.00
05/06/2013
0.00
0
20,385.31
0.00
550100059
Self Storage
Mi
10/06/2022
0
4,758,109.47
4.700
24,894.61
0.00
05/06/2013
0.00
0
18,660.35
0.00
550100060
Retail
Ge
10/06/2022
0
4,708,545.77
4.700
24,635.30
0.00
05/06/2013
0.00
0
18,465.97
0.00
550100061
Retail
No
09/06/2022
0
4,281,540.31
5.060
23,360.17
0.00
05/06/2013
0.00
0
18,076.11
0.00
550100063
Retail
Il
09/06/2022
0
3,912,445.12
4.980
21,156.20
0.00
05/06/2013
0.00
0
16,256.98
0.00
550100064
XX
11/01/2022
0
3,560,587.03
5.250
19,796.50
0.00
05/01/2013
0.00
0
15,595.95
0.00
550100065
Self Storage
Fl
09/06/2022
0
3,466,916.14
5.010
18,810.15
0.00
05/06/2013
0.00
0
14,492.40
0.00
550100066
Retail
Co
10/01/2022
0
3,401,090.33
4.880
18,162.25
0.00
05/01/2013
0.00
0
13,848.64
0.00
550100067
Self Storage
Ge
10/06/2022
0
3,215,640.65
5.600
20,152.40
0.00
05/06/2013
0.00
0
15,030.23
0.00
550100068
Retail
Fl
08/06/2022
0
3,032,377.93
5.010
20,475.76
0.00
05/06/2013
0.00
0
12,692.67
0.00
550100069
Multifamily
Oh
11/06/2022
0
2,978,281.40
4.930
15,976.55
0.00
05/06/2013
0.00
0
12,251.08
0.00
550100070
Mobile Home
Oh
09/06/2022
0
2,708,385.60
5.300
15,775.17
0.00
05/06/2013
0.00
0
11,978.80
0.00
550100071
Retail
Fl
07/06/2022
0
2,595,863.70
5.250
14,495.35
0.00
05/06/2013
0.00
0
11,370.57
0.00
550100072
Retail
Fl
07/06/2022
0
2,521,696.25
5.250
14,081.19
0.00
05/06/2013
0.00
0
11,045.70
0.00
550100073
Mobile Home
So
08/06/2022
0
2,328,646.56
5.750
13,713.96
0.00
05/06/2013
0.00
0
11,170.29
0.00
550100074
Multifamily
Mi
11/06/2022
0
2,050,526.97
5.100
11,211.91
0.00
05/06/2013
0.00
0
8,725.31
0.00
624100059
Office
Fl
07/06/2022
0
56,853,961.63
5.190
315,383.64
0.00
05/06/2013
0.00
0
246,192.64
0.00
624100060
Lodging
Ne
06/06/2022
0
65,000,000.00
5.020
271,916.67
0.00
05/06/2013
0.00
0
271,916.67
0.00
624100061
Office
Ne
06/06/2017
0
35,000,000.00
4.899
142,887.50
0.00
05/06/2013
0.00
0
142,887.50
0.00
695100064
Multifamily
Te
09/01/2022
0
4,794,925.10
4.980
28,354.47
0.00
05/01/2013
0.00
0
19,933.88
0.00
695100065
Office
Ca
10/01/2022
0
7,733,745.08
4.840
41,112.70
0.00
05/01/2013
0.00
0
31,232.62
0.00
695100066
Self Storage
In
10/01/2022
0
4,790,929.78
4.695
27,497.49
0.00
05/01/2013
0.00
0
18,778.63
0.00
695100067
Retail
Ma
10/01/2022
0
4,958,265.89
4.930
26,627.58
0.00
05/01/2013
0.00
0
20,395.81
0.00
695100068
Office
Ke
11/01/2022
0
16,377,016.96
4.776
86,330.58
0.00
05/01/2013
0.00
0
65,264.37
0.00
695100069
Office
Il
11/01/2022
0
14,096,199.69
4.879
75,182.05
0.00
05/01/2013
0.00
0
57,385.16
0.00
695100070
Office
Il
11/01/2022
0
7,742,982.93
4.879
41,297.18
0.00
05/01/2013
0.00
0
31,521.42
0.00
695100071
Mobile Home
Ar
11/01/2022
0
7,937,208.92
4.500
40,534.82
0.00
05/01/2013
0.00
0
29,804.77
0.00
695100072
Multifamily
Il
11/01/2022
0
15,187,330.48
4.840
80,644.14
0.00
05/01/2013
0.00
0
61,333.45
0.00
695100073
Retail
Ge
11/01/2022
0
19,000,000.00
4.700
74,416.67
0.00
05/01/2013
0.00
0
74,416.67
0.00
695100074
Office
Co
11/01/2022
0
8,189,704.90
4.880
43,684.72
0.00
05/01/2013
0.00
0
33,346.84
0.00
695100075
Office
Ne
11/01/2022
0
8,190,556.78
4.955
44,061.17
0.00
05/01/2013
0.00
0
33,862.29
0.00
695100077
Multifamily
Mi
11/01/2022
0
11,378,086.43
4.640
64,838.00
0.00
05/01/2013
0.00
0
44,075.55
0.00
695100078
Retail
Ca
11/01/2022
0
5,955,899.34
4.850
31,661.51
0.00
05/01/2013
0.00
0
24,102.31
0.00
1,382,088,365.30
6,802,837.16
0.00
0.00
74
Totals:
Count:
5,630,444.36
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If State field is blank or 'XX', loan has properties in multiple states.

May 2013
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

May 2013
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

May 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
0M to 4.9M
21
78,070,908.35
5.65%
5M to 9.9M
23
167,731,805.43
12.14%
10M to 14.9M
6
77,583,554.88
5.61%
15M to 19.9M
8
141,640,436.00
10.25%
20M to 24.9M
3
67,627,645.59
4.89%
25M to 29.9M
3
81,363,595.91
5.89%
35M to 39.9M
1
35,000,000.00
2.53%
45M to 49.9M
1
46,846,665.10
3.39%
50M to 54.9M
1
50,633,345.33
3.66%
55M to 59.9M
1
56,853,961.63
4.11%
65M to 69.9M
1
65,000,000.00
4.70%
70M to 74.9M
1
70,000,000.00
5.06%
80M to 84.9M
1
80,336,593.40
5.81%
90M to 94.9M
1
94,399,853.68
6.83%
125M to 129.9M
1
129,000,000.00
9.33%
140M to 144.9M
1
140,000,000.00
10.13%
Total
74
1,382,088,365.30
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
35
M
t
o
39.9M
45
M
t
o
49.9M
50
M
t
o
54.9M
55
M
t
o
59.9M
65
M
t
o
69.9M
70
M
t
o
74.9M
80
M
t
o
84.9M
90
M
t
o
94.9M
12
5M
to
12
9.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.750% - 3.990%
2
199,000,000.00
14.40%
4.250% - 4.490%
8
196,970,482.61
14.25%
4.500% - 4.740%
11
96,167,190.15
6.96%
4.750% - 4.990%
23
407,556,316.41
29.49%
5.000% - 5.240%
14
198,599,736.17
14.37%
5.250% - 5.490%
6
41,041,791.53
2.97%
5.500% - 5.740%
2
53,848,985.98
3.90%
5.750% - 5.990%
4
128,962,495.75
9.33%
6.000% - 6.240%
2
28,999,409.33
2.10%
6.250% - 6.490%
1
11,586,759.35
0.84%
6.500% - 6.740%
1
19,355,198.02
1.40%
Total
74
1,382,088,365.30
100.00%
Gross Rate
Total Weighted Average Rate: 4.88%
0
4
8
12
16
20
24
28
32
3.750% -
3.990%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.250% -
6.490%
6.500% -
6.740%

May 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
NEBRASKA
8
349,709,451.54
31.73%
CALIFORNIA
6
231,218,939.43
20.98%
VARIOUS
5
213,640,451.14
19.39%
ILLINOIS
7
81,160,584.41
7.36%
FLORIDA
6
74,021,943.31
6.72%
MICHIGAN
5
28,338,137.05
2.57%
WISCONSIN
1
25,298,471.88
2.30%
VIRGIN ISLANDS
1
22,700,000.00
2.06%
DELAWARE
1
19,355,198.02
1.76%
COLORADO
3
19,309,211.37
1.75%
ALABAMA
1
13,882,688.09
1.26%
ARKANSAS
1
7,937,208.92
0.72%
OHIO
2
5,686,667.00
0.52%
MASSACHUSETTS
1
4,958,265.89
0.45%
INDIANA
1
4,790,929.78
0.43%
Total
49
1,102,008,147.83
100.00%
Geographic Distribution by State
0
5
10
15
20
25
30
35
NEBRASKA
CALIFORNIA
VARIO
US
IL
LIN
O
IS
FLORIDAMIC
HIGAN
WISCONSIN
VIRGIN ISLANDS
DELAWARECO
LO
RADO
ALABAMAARKANSAS
OH
IO
M
ASSACHUSETTS
INDIANA

May 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
48 - 50
3
60,948,330.67
4.41%
51 - 53
1
46,846,665.10
3.39%
54 - 56
2
100,798,755.72
7.29%
108 - 110
4
126,971,521.58
9.19%
111 - 113
40
524,194,135.05
37.93%
114 - 116
24
522,328,957.18
37.79%
Total
74
1,382,088,365.30
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 104
0
5
10
15
20
25
30
35
40
48 - 50
51 - 53
54 - 56
108 - 110
111 - 113
114 - 116
Count
Balance ($)
%
0.500% - 0.990%
1
6,113,354.63
0.44%
1.000% - 1.490%
6
80,229,460.27
5.80%
1.500% - 1.990%
5
58,495,929.24
4.23%
2.000% - 2.490%
1
22,700,000.00
1.64%
2.500% - 2.990%
1
4,883,923.43
0.35%
Not Avalil.
60
1,209,665,697.73
87.52%
Total
74
1,382,088,365.30
100.00%
DSCR
Total Weighted Average DSCR: 0.19
* Used the Most Recent DSCR (NOI) provided
0
20
40
60
80
100
0.500%
-
0.990%
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
No
t Ava
lil.

May 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
61.58%
Amortizing Balloon
20.69%
IO / Amortizing / Balloon
17.73%
IO / Balloon
Amortizing Balloon
61.58%
IO / Amortizing / Balloon
20.69%
IO / Balloon
17.73%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
64
851,110,115.30
61.58%
IO / Amortizing / Balloon
7
285,978,250.00
20.69%
IO / Balloon
3
245,000,000.00
17.73%
Total
74
1,382,088,365.30
100.00%
Amortization Type